                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-08390
                                                      ---------

                            Cash Management Portfolio
                            -------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   December 31
                                   -----------
                             Date of Fiscal Year End

                                December 31, 2003
                                -----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

CASH MANAGEMENT PORTFOLIO as of December 31, 2003
PORTFOLIO OF INVESTMENTS

COMMERCIAL PAPER -- 36.5%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                     VALUE
-----------------------------------------------------------------------------------------------
BANKING AND FINANCE -- 20.6%

   $       2,000   American Express Credit Corp., 1.05%, 1/13/04                $     1,999,300
           2,086   American Express Credit Corp., 1.05%, 1/16/04                      2,085,087
           3,000   Barton Capital Corp., 1.07%, 1/15/04(1)                            2,998,752
           1,000   Barton Capital Corp., 1.08%, 1/21/04(1)                              999,400
           2,000   CAFCO, LLC, 1.09%, 1/5/04(1)                                       1,999,758
           2,000   CAFCO, LLC, 1.07%, 2/12/04(1)                                      1,997,503
           3,000   CIESCO, LLC, 1.08%, 1/8/04                                         2,999,370
           2,200   CIESCO, LLC, 1.08%, 1/28/04                                        2,198,218
             863   CIESCO, LLC, 1.06%, 2/17/04(1)                                       861,806
           4,000   CRC Funding, LLC, 1.09%, 1/27/04                                   3,996,851
           2,300   CXC, LLC, 1.09%, 1/14/04(1)                                        2,299,095
           2,000   CXC, LLC, 1.09%, 1/26/04(1)                                        1,998,486
           2,000   Kitty Hawk Funding Corp., 1.09%, 1/21/04(1)                        1,998,789
           2,000   Kitty Hawk Funding Corp., 1.06%, 3/10/04(1)                        1,995,937
           4,000   Old Line Funding Corp., 1.08%, 2/4/04(1)                           3,995,920
           4,343   Receivables Capital Corp., 1.07%, 1/15/04(1)                       4,341,193
           1,101   Yorktown Capital, LLC, 1.10%, 1/5/04(1)                            1,100,865
           3,000   Yorktown Capital, LLC, 1.08%, 1/16/04(1)                           2,998,650
-----------------------------------------------------------------------------------------------
                                                                                $    42,864,980
-----------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 1.0%

   $       2,000   National Rural Utilities Coop. Finance Co.,
                   1.04%, 2/3/04                                                $     1,998,093
-----------------------------------------------------------------------------------------------
                                                                                $     1,998,093
-----------------------------------------------------------------------------------------------

ELECTRICAL AND ELECTRONIC EQUIPMENT -- 3.7%

   $       2,500   General Electric Capital Corp., 1.08%, 1/5/04                $     2,499,700
           3,000   General Electric Capital Corp., 1.09%, 1/6/04                      2,999,546
           2,180   General Electric Capital Corp., 1.09%, 1/26/04                     2,178,350
-----------------------------------------------------------------------------------------------
                                                                                $     7,677,596
-----------------------------------------------------------------------------------------------

FOOD AND BEVERAGES -- 2.8%

   $       3,947   Alcon Capital Corp., 1.05%, 2/3/04(1)                        $     3,943,201
           2,000   Alcon Capital Corp., 1.05%, 2/9/04(1)                              1,997,725
-----------------------------------------------------------------------------------------------
                                                                                $     5,940,926
-----------------------------------------------------------------------------------------------

INSURANCE -- 6.5%

   $       3,251   AIG Funding, Inc., 1.05%, 1/12/04                            $     3,249,957
           2,500   AIG Funding, Inc., 1.07%, 1/15/04                                  2,498,960
           2,243   New York Life Corp., 1.07%, 1/20/04(1)                             2,241,733
           3,500   New York Life Corp., 1.06%, 2/3/04(1)                              3,496,599
           2,000   Transamerica Finance Corp., 1.08%, 1/9/04                          1,999,520
-----------------------------------------------------------------------------------------------
                                                                                $    13,486,769
-----------------------------------------------------------------------------------------------

OIL -- 1.9%

   $       4,000   Cortez Capital Corp., 1.08%, 1/20/04(1)                      $     3,997,720
-----------------------------------------------------------------------------------------------
                                                                                $     3,997,720
-----------------------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
  (IDENTIFIED COST $75,966,084)                                                 $    75,966,084
-----------------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS -- 58.8%

   $       3,907   FHLB Discount Notes, 1.05%, 3/10/04                          $     3,899,137
           1,598   FHLMC Discount Notes, 1.06%, 1/5/04                                1,597,812
           3,089   FHLMC Discount Notes, 1.055%, 1/8/04                               3,088,366
           2,866   FHLMC Discount Notes, 1.07%, 1/22/04                               2,864,211
           2,937   FHLMC Discount Notes, 1.06%, 1/27/04                               2,934,752
           3,052   FHLMC Discount Notes, 1.07%, 1/29/04                               3,049,460
           3,023   FHLMC Discount Notes, 1.07%, 1/30/04                               3,020,394
           3,500   FHLMC Discount Notes, 1.065%, 2/2/04                               3,496,687
           3,090   FHLMC Discount Notes, 1.07%, 2/4/04                                3,086,877
           2,511   FHLMC Discount Notes, 1.07%, 2/5/04                                2,508,388
           3,336   FHLMC Discount Notes, 1.08%, 2/6/04                                3,332,397
           2,852   FHLMC Discount Notes, 1.08%, 2/12/04                               2,848,406
           6,160   FHLMC Discount Notes, 1.07%, 2/19/04                               6,151,029
           3,000   FHLMC Discount Notes, 1.10%, 3/1/04                                2,994,500
           2,443   FHLMC Discount Notes, 1.08%, 3/4/04                                2,438,383
           5,000   FHLMC Discount Notes, 1.05%, 4/1/04                                4,986,729
           2,958   FNMA Discount Notes, 1.06%, 1/2/04                                 2,957,913
           4,726   FNMA Discount Notes, 1.05%, 1/7/04                                 4,725,173
           2,381   FNMA Discount Notes, 1.085%, 1/7/04                                2,380,569
           2,500   FNMA Discount Notes, 1.05%, 1/9/04                                 2,499,417
          13,570   FNMA Discount Notes, 1.03%, 1/13/04                               13,565,341
           3,572   FNMA Discount Notes, 1.06%, 1/14/04                                3,570,633
           1,690   FNMA Discount Notes, 1.07%, 1/14/04                                1,689,347
           4,792   FNMA Discount Notes, 1.07%, 1/20/04                                4,789,294
           5,407   FNMA Discount Notes, 1.07%, 1/21/04                                5,403,786
           2,586   FNMA Discount Notes, 1.08%, 1/28/04                                2,583,905
          10,403   FNMA Discount Notes, 1.07%, 2/11/04                               10,390,323
           5,083   FNMA Discount Notes, 1.07%, 2/18/04                                5,075,748
           3,500   FNMA Discount Notes, 1.08%, 2/18/04                                3,494,960
           3,990   FNMA Discount Notes, 1.08%, 2/25/04                                3,983,417
           3,000   FNMA Discount Notes, 1.05%, 4/1/04                                 2,992,037
-----------------------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT OBLIGATIONS
  (IDENTIFIED COST, $122,399,391)                                               $   122,399,391
-----------------------------------------------------------------------------------------------

                       See notes to financial statements.

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                                     VALUE
-----------------------------------------------------------------------------------------------
SUPRANATIONAL OBLIGATIONS -- 0.9%

   $       2,000   IADB Discount Notes, 1.09%, 1/23/04                          $     1,998,668
-----------------------------------------------------------------------------------------------

TOTAL SUPRANATIONAL OBLIGATIONS
  (IDENTIFIED COST, $1,998,668)                                                 $     1,998,668
-----------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 3.8%

                                                         PRINCIPAL
                                                         AMOUNT
SECURITY                                                 (000'S OMITTED)        VALUE
-----------------------------------------------------------------------------------------------
Investors Bank and Trust Time Deposit, 1.01%, 1/2/04          $   7,882         $     7,882,000
-----------------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
  (AT AMORTIZED COST, $7,882,000)                                               $     7,882,000
-----------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 100.0%
  (IDENTIFIED COST $208,246,143)                                                $   208,246,143(2)
-----------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- (0.0)%                                        $       (23,750)
-----------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                            $   208,222,393
-----------------------------------------------------------------------------------------------

FHLMC-Federal Home Loan Mortgage Corporation (Freddie Mac)

FHLB-Federal Home Loan Bank

FNMA-Federal National Mortgage Association (Fannie Mae)

IADB-Inter-American Development Bank

Securities issued by Fannie Mae or Freddie Mac are not issued or guaranteed by the U.S. government.

(1) A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held have been deemed by the Portfolio's Trustees to be liquid and were purchased with the expectation that resale would not be necessary.

(2)  Cost for federal income taxes is the same.

                       See notes to financial statements.

CASH MANAGEMENT PORTFOLIO as of December 31, 2003
FINANCIAL STATEMENTS
STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2003

ASSETS

Investments, at amortized cost                                      $   208,246,143
Cash                                                                            759
Interest receivable                                                             221
-----------------------------------------------------------------------------------
TOTAL ASSETS                                                        $   208,247,123
-----------------------------------------------------------------------------------

LIABILITIES

Payable to affiliate for Trustees' fees                             $         4,008
Accrued expenses                                                             20,722
-----------------------------------------------------------------------------------
TOTAL LIABILITIES                                                   $        24,730
-----------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO           $   208,222,393
-----------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals             $   208,222,393
-----------------------------------------------------------------------------------
TOTAL                                                               $   208,222,393
-----------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME

Interest                                                            $     2,834,303
-----------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                             $     2,834,303
-----------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                              $     1,223,913
Trustees' fees and expenses                                                  13,753
Custodian fee                                                               109,097
Legal and accounting services                                                37,257
Miscellaneous                                                                 5,560
-----------------------------------------------------------------------------------
TOTAL EXPENSES                                                      $     1,389,580
-----------------------------------------------------------------------------------

NET INVESTMENT INCOME                                               $     1,444,723
-----------------------------------------------------------------------------------

REALIZED GAIN (LOSS)

Net realized gain (loss)--
   Investment transactions (identified cost basis)                  $           (25)
-----------------------------------------------------------------------------------
NET REALIZED LOSS                                                   $           (25)
-----------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $     1,444,698
-----------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                   YEAR ENDED           YEAR ENDED
                                                   DECEMBER 31, 2003    DECEMBER 31, 2002
-----------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS

From operations --
   Net investment income                             $     1,444,723      $     3,509,014
   Net realized loss                                             (25)                  --
-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS           $     1,444,698      $     3,509,014
-----------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                     $   398,042,406      $   576,320,486
   Withdrawals                                          (473,712,143)        (621,360,711)
-----------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM CAPITAL TRANSACTIONS                         $   (75,669,737)     $   (45,040,225)
-----------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                           $   (74,225,039)     $   (41,531,211)
-----------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                 $   282,447,432      $   323,978,643
-----------------------------------------------------------------------------------------
AT END OF YEAR                                       $   208,222,393      $   282,447,432
-----------------------------------------------------------------------------------------

                       See notes to financial statements.

SUPPLEMENTARY DATA

                                                                                  YEAR ENDED DECEMBER 31,
                                                       ----------------------------------------------------------------------------
                                                           2003            2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                    0.57%           0.58%           0.57%           0.58%           0.60%
   Net investment income                                       0.59%           1.22%           3.33%           5.77%           4.60%
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN*                                                  0.60%           1.22%           3.70%             --              --
-----------------------------------------------------------------------------------------------------------------------------------

* Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       See notes to financial statements.

CASH MANAGEMENT PORTFOLIO as of December 31, 2003
NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Cash Management Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks to achieve as high a rate of income as may be consistent with preservation of capital and maintenance of liquidity. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2003, the Eaton Vance Cash Management Fund, the Eaton Vance Money Market Fund and the Eaton Vance Medallion Money Market Fund held interests of approximately 48.8%, 48.4% and 1.7%, respectively, in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A SECURITY VALUATION -- The Portfolio values investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the Investment Company Act of 1940, pursuant to which the Portfolio must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

   C INCOME TAXES -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the year ended December 31, 2003, $161 of credit balances were used to reduce the Portfolio's custodian fee.

   E USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   F INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   G OTHER -- Investment transactions are accounted for on a trade-date basis.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the rate of 1/2 of 1% per annum of the Portfolio's average daily net assets and amounted to $1,223,913 for the year ended December 31, 2003. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR or EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2003

4  INVESTMENTS

   Purchases and sales (including maturities) of investments during the year ended December 31, 2003, exclusive of U.S. Government securities, aggregated $1,322,294,758 and $1,380,314,512, respectively. Purchases and sales (including maturities) of U.S. Government securities aggregated $693,437,491 and $712,419,359, respectively.

CASH MANAGEMENT PORTFOLIO as of December 31, 2003
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF CASH MANAGEMENT PORTFOLIO

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Cash Management Portfolio (the "Portfolio") at December 31, 2003, and the results of its operations, the changes in its net assets and the supplementary data for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 24, 2004

EATON VANCE MONEY MARKET FUNDS
MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Cash Management Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

                         POSITION(S)       TERM OF                                  NUMBER OF PORTFOLIOS
                          WITH THE        OFFICE AND                                  IN FUND COMPLEX
       NAME AND           TRUST AND       LENGTH OF      PRINCIPAL OCCUPATION(S)        OVERSEEN BY
    DATE OF BIRTH       THE PORTFOLIO      SERVICE        DURING PAST FIVE YEARS         TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)

Jessica M. Bibliowicz      Trustee        Since 1998    Chairman, President and             193             Director of National
11/28/59                                                Chief Executive Officer                              Financial Partners
                                                        of National Financial
                                                        Partners (financial
                                                        services company) (since
                                                        April 1999). President and
                                                        Chief Operating Officer
                                                        of John A. Levin & Co.
                                                        (registered investment
                                                        adviser) (July 1997 to
                                                        April 1999) and a Director
                                                        of Baker, Fentress &
                                                        Company, which owns John
                                                        A. Levin & Co. (July 1997
                                                        to April 1999). Ms.
                                                        Bibliowicz is an
                                                        interested person because
                                                        of her affiliation with a
                                                        brokerage firm.

James B. Hawkes            Trustee      Trustee of the  Chairman, President and             195               Director of EVC
11/9/41                                  Trust since    Chief Executive Officer
                                         1991; of the   of BMR, EVC, EVM and EV;
                                       Portfolio since  Director of EV; Vice
                                             1993       President and Director of
                                                        EVD. Trustee and/or
                                                        officer of 195 registered
                                                        investment companies in
                                                        the Eaton Vance Fund
                                                        Complex. Mr. Hawkes is an
                                                        interested person because
                                                        of his positions with
                                                        BMR, EVM, EVC and EV,
                                                        which are affiliates of
                                                        the Funds and Portfolio.

NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III       Trustee      Trustee of the  Jacob H. Schiff Professor           195             Director of Tiffany &
2/23/35                                  Trust since    of Investment Banking                                  Co. (specialty
                                         1986; of the   Emeritus, Harvard                                  retailer) and Telect,
                                       Portfolio since  University Graduate                               Inc. (telecommunication
                                             1993       School of Business                                   services company)
                                                        Administration.

William H. Park            Trustee        Since 2003    President and Chief                 192                     None
9/19/47                                                 Executive Officer, Prizm
                                                        Capital Management, LLC
                                                        (investment management
                                                        firm) (since 2002).
                                                        Executive Vice President
                                                        and Chief Financial
                                                        Officer, United Asset
                                                        Management Corporation (a
                                                        holding company owning
                                                        institutional investment
                                                        management firms)
                                                        (1982-2001).

Ronald A. Pearlman         Trustee        Since 2003    Professor of Law,                   192                     None
7/10/40                                                 Georgetown University Law
                                                        Center (since 1999). Tax
                                                        Partner, Covington &
                                                        Burling, Washington, DC
                                                        (1991-2000).

                         POSITION(S)       TERM OF                                  NUMBER OF PORTFOLIOS
                          WITH THE        OFFICE AND                                  IN FUND COMPLEX
       NAME AND           TRUST AND       LENGTH OF      PRINCIPAL OCCUPATION(S)        OVERSEEN BY
    DATE OF BIRTH         PORTFOLIOS       SERVICE        DURING PAST FIVE YEARS         TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S) (CONTINUED)

Norton H. Reamer           Trustee      Trustee of the  President,Chief Executive           195                     None
9/21/35                                  Trust since    Officer and a Director of
                                         1986; of the   Asset Management Finance
                                       Portfolio since  Corp. (a specialty
                                             1993       finance company serving
                                                        the investment management
                                                        industry) (since
                                                        October 2003). President,
                                                        Unicorn Corporation (an
                                                        investment and financial
                                                        advisory services
                                                        company) (since
                                                        September 2000). Formerly,
                                                        Chairman, Hellman, Jordan
                                                        Management Co., Inc. (an
                                                        investment management
                                                        company) (2000-2003).
                                                        Formerly, Advisory
                                                        Director of Berkshire
                                                        Capital Corporation
                                                        (investment banking firm)
                                                        (2002-2003). Formerly,
                                                        Chairman of the Board,
                                                        United Asset Management
                                                        Corporation (a holding
                                                        company owning
                                                        institutional investment
                                                        management firms) and
                                                        Chairman, President and
                                                        Director, UAM Funds
                                                        (mutual funds)
                                                        (1980-2000).

Lynn A. Stout              Trustee        Since 1998    Professor of Law,                   195                     None
9/14/57                                                 University of California
                                                        at Los Angeles School of
                                                        Law (since July 2001).
                                                        Formerly, Professor of
                                                        Law, Georgetown
                                                        University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                          POSITION(S)           TERM OF
                           WITH THE           OFFICE AND
      NAME AND             TRUST AND           LENGTH OF                           PRINCIPAL OCCUPATION(S)
    DATE OF BIRTH        THE PORTFOLIO          SERVICE                             DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.      President of         Since 2002       Executive Vice President of EVM, BMR, EVC and EV; Chief
5/31/58                    the Trust                           Investment Officer of EVM and BMR and Director of EVC. Chief
                                                               Executive Officer of Belair Capital Fund LLC, Belcrest Capital
                                                               Fund LLC, Belmar Capital Fund LLC, Belport Capital Fund LLC and
                                                               Belrose Capital Fund LLC (private investment companies
                                                               sponsored by EVM). Officer of 54 registered investment
                                                               companies managed by EVM or BMR.

William H. Ahern, Jr.   Vice President        Since 1995       Vice President of EVM and BMR. Officer of 35 registered
7/28/59                  of the Trust                          investment companies managed by EVM or BMR.

Thomas J. Fetter        Vice President        Since 1997       Vice President of EVM and BMR. Trustee and President of The
8/20/43                  of the Trust                          Massachusetts Health & Education Tax-Exempt Trust. Officer of
                                                               127 registered investment companies managed by EVM or BMR.

Elizabeth S. Kenyon      President of        Since 2002(2)     Vice President of EVM and BMR. Officer of 2 registered
9/8/59                   the Portfolio                         investment companies managed by EVM or BMR.

Thomas H. Luster        Vice President        Since 2002       Vice President of EVM and BMR. Officer of 15 registered
4/8/62                      of the                             investment companies managed by EVM or BMR.
                           Portfolio

Michael R. Mach         Vice President        Since 1999       Vice President of EVM and BMR. Previously, Managing Director
7/15/47                  of the Trust                          and Senior Analyst for Robertson Stephens (1998-1999). Officer
                                                               of 26 registered investment companies managed by EVM or BMR.

Robert B. MacIntosh     Vice President        Since 1998       Vice President of EVM and BMR. Officer of 127 registered
1/22/57                  of the Trust                          investment companies managed by EVM or BMR.

Duncan W. Richardson    Vice President        Since 2001       Senior Vice President and Chief Equity Investment Officer of
10/26/57                 of the Trust                          EVM and BMR. Officer of 42 registered investment companies managed by EVM or BMR.

Walter A. Row, III      Vice President        Since 2001       Director of Equity Research and a Vice President of EVM and
7/20/57                  of the Trust                          BMR. Officer of 22 registered investment companies managed by
                                                               EVM or BMR.

                          POSITION(S)           TERM OF
                           WITH THE           OFFICE AND
      NAME AND             TRUST AND           LENGTH OF                           PRINCIPAL OCCUPATION(S)
    DATE OF BIRTH        THE PORTFOLIO          SERVICE                             DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Judith A. Saryan        Vice President        Since 2003       Vice President of EVM and BMR. Previously, Portfolio Manager
8/21/54                  of the Trust                          and Equity Analyst for State Street Global Advisors
                                                               (1980-1999). Officer of 25 registered investment companies managed by EVM or BMR.

Susan Schiff            Vice President        Since 2002       Vice President of EVM and BMR. Officer of 26 registered
3/13/61                  of the Trust                          investment companies managed by EVM or BMR.

Alan R. Dynner             Secretary          Since 1997       Vice President, Secretary and Chief Legal Officer of BMR, EVM,
10/10/40                                                       EVD, EV and EVC. Officer of 195 registered investment companies managed by EVM or BMR.

Kristin S. Anagnost      Treasurer of        Since 2002(2)     Assistant Vice President of EVM and BMR. Officer of 109
6/12/65                  the Portfolio                         registered investment companies managed by EVM or BMR.

James L. O'Connor        Treasurer of         Since 1989       Vice President of BMR, EVM and EVD. Officer of 116 registered
4/1/45                     the Trust                           investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2) Prior to 2002, Ms. Kenyon served as Vice President of the Portfolio since 2001 and Ms. Anagnost served as Assistant Treasurer of the Portfolio since 1998.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of

Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended December 31, 2002, and 2003 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

YEARS ENDED DECEMBER 31,                  2003                        2002
-------------------------------------------------------------------------------

Audit Fees                            $     31,475                $      27,875

Audit-Related Fees(1)                 $          0                $           0

Tax Fees(2)                           $      6,045                $       5,500

All Other Fees(3)                     $          0                $           0
                                      -----------------------------------------
Total                                 $     37,520                $      33,375
                                      =========================================

----------
(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3) All other fees consist of the aggregate fees billed for products and services provided by the registrant's principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) Aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed by the registrant's principal accountant for services rendered to the registrant for each of the registrant's last two fiscal years (2002 and 2003) were $ 5,500 and $6,045, respectively. Aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed by the registrant's principal accountant for services rendered to the Eaton Vance organization (which includes the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant) for each of the registrant's last two fiscal years (2002 and 2003) were $ 0 and $ 0 respectively.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CASH MANAGEMENT PORTFOLIO

By:    /S/ Elizabeth S. Kenyon
       ----------------------------
       Elizabeth S. Kenyon
       President


Date:  February 11, 2004
       -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /S/ Kristin S. Anagnost
       ----------------------------
       Kristin S. Anagnost
       Treasurer


Date:  February 11, 2004
       -----------------

By:    /S/ Elizabeth S. Kenyon
       ----------------------------
       Elizabeth S. Kenyon
       President


Date:  February 11, 2004
       -----------------